COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) ¥ in Thousands	6 Months Ended
Mar. 31, 2021 CNY (¥)
Compensation payable for premature termination of operating lease [Member]
Commitments and Contingencies [Line Items]
Operating lease compensation payable for premature termination	¥ 5,211
Compensation payable for premature termination of operating lease 1 [Member]
Commitments and Contingencies [Line Items]
Period over which landlord can initiate legal proceedings	3 years
Compensation payable for premature termination of operating lease 1 [Member] | Maximum
Commitments and Contingencies [Line Items]
Operating lease maximum compensation payable for premature termination of operating lease	¥ 51,924
Leasehold improvements and installation of equipment
Commitments and Contingencies [Line Items]
Purchase commitments	¥ 0